Other Financial Liabilities - Summary of Bank Loan (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	S/ 1,056,764	S/ 1,961,043
Non current financial liabilities	633,299	419,395
Bank loans [member]
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	990,467	1,835,340
Non current financial liabilities	571,167	296,561
Bank loans [member] | GyM S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	551,413	492,910
Non current financial liabilities	95,376	187,029
Bank loans [member] | Grana Y Montero S.A.A. [Member] | three months LIBOR [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	113,412	932,114
Non current financial liabilities	S/ 363,564
Bank loans [member] | Viva GyM SA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, maturity	2018
Current financial liabilities	S/ 157,592	201,609
Bank loans [member] | GMP S.A. [member]
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	42,911	77,857
Non current financial liabilities	96,245	71,453
Bank loans [member] | CAM Holding S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	77,775	69,702
Non current financial liabilities	12,807	24,889
Bank loans [member] | Adexus S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Current financial liabilities	46,552	42,782
Non current financial liabilities	S/ 3,175	13,190
Bank loans [member] | CONCARSA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	7.50%
Borrowings, maturity	2018
Current financial liabilities	S/ 812
Bank loans [member] | CAM Servicios Peru S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, maturity	2017
Current financial liabilities		3,620
Bank loans [member] | GMD SA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, maturity	2017
Current financial liabilities		S/ 14,746
Bottom of range [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	7.00%	6.75%	5.30%
Bottom of range [member] | Bank loans [member] | GyM S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	3.30%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | Grana Y Montero S.A.A. [Member] | three months LIBOR [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	4.90%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | Viva GyM SA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	7.00%
Bottom of range [member] | Bank loans [member] | GMP S.A. [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	4.45%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | CAM Holding S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	4.44%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | Adexus S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	3.63%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | CAM Servicios Peru S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	6.39%
Bottom of range [member] | Bank loans [member] | GMD SA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	6.20%
Top of range [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	11.22%	8.90%	9.50%
Top of range [member] | Bank loans [member] | GyM S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	8.73%
Borrowings, maturity	2019
Top of range [member] | Bank loans [member] | Grana Y Montero S.A.A. [Member] | three months LIBOR [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	5.50%
Borrowings, maturity	2020
Top of range [member] | Bank loans [member] | Viva GyM SA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	10.67%
Top of range [member] | Bank loans [member] | GMP S.A. [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	6.04%
Borrowings, maturity	2020
Top of range [member] | Bank loans [member] | CAM Holding S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	13.93%
Borrowings, maturity	2020
Top of range [member] | Bank loans [member] | Adexus S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	5.90%
Borrowings, maturity	2019
Top of range [member] | Bank loans [member] | CAM Servicios Peru S A [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	7.18%
Top of range [member] | Bank loans [member] | GMD SA [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate	7.47%